Income Taxes (Tables)	12 Months Ended
Sep. 30, 2015
Income Tax Disclosure [Abstract]
Provision for income taxes
	2015	2014	2013
Current:
Federal	$2,315	2,081	1,619
State	408	424	553
	2,723	2,505	2,172
Deferred	(588)	(461)	1,163

Total	$2,135	2,044	3,335

	2015	2014	2013
Amount computed at statutory
Federal rate	$1,862	1,804	2,907
State income taxes (net of Federal
income tax benefit)	257	233	381
Other, net	16	7	47
Provision for income taxes	$2,135	2,044	3,335

Temporary differences
	2015	2014
Deferred tax liabilities:
Property and equipment	$10,684	10,376
Prepaid expenses	—	1,133
Gross deferred tax liabilities	10,684	11,509
Deferred tax assets:
Insurance liabilities	656	819
Employee benefits and other	1,694	1,766
Gross deferred tax assets	2,350	2,585
Net deferred tax liability	$8,334	8,924

Unrecognized tax benefits
	2015	2014
Balance at October 1	$—	—
Reductions due to lapse of statute of limitations	—	—
Balance at September 30	$—	—